Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
The following table details the assets carried at fair value and measured on a recurring basis within the three levels of fair value as of March 31, 2021 and December 31, 2020:

(in thousands)		Gross Unrealized			Reported as:
March 31, 2021	Amortized Cost	Gains	Losses	Fair Value	Cash and cash equivalents	Short-term investments
Level 1
Mutual funds	$51,803	$—	$—	$51,803	$51,803	$—
U.S. treasury bills	16,032	2	—	16,034	—	16,034
Total	$67,835	$2	$—	$67,837	$51,803	$16,034

(in thousands)		Gross Unrealized			Reported as:
December 31, 2020	Amortized Cost	Gains	Losses	Fair Value	Cash and cash equivalents	Short-term investments
Level 1
Mutual funds	$36,607	$—	$—	$36,607	$36,607	$—
U.S. treasury bills	40,132	4	(1)	40,135	—	40,135
Total	$76,739	$4	$(1)	$76,742	$36,607	$40,135
All contractual maturities at the date of purchase are due in one year or less.	Fair Value Measurements
The following table details the assets carried at fair value and measured on a recurring basis within the three levels of fair value as of December 31, 2020 and 2019:

(in thousands)		Gross Unrealized			Reported as:
December 31, 2020	Amortized Cost	Gains	Losses	Fair Value	Cash and cash equivalents	Short-term investments
Level 1
Mutual funds	$36,607	$—	$—	$36,607	$36,607	$—
U.S. treasury bills	40,132	4	(1)	40,135	—	40,135
Total	$76,739	$4	$(1)	$76,742	$36,607	$40,135

(in thousands)		Gross Unrealized			Reported as:
December 31, 2019	Amortized Cost	Gains	Losses	Fair Value	Cash and cash equivalents	Short-term investments
Level 1
Mutual funds	$221	$—	$—	$221	$221	$—
U.S. treasury bills	16,057	8	(1)	16,064	—	16,064
Total	$16,278	$8	$(1)	$16,285	$221	$16,064
All contractual maturities at the date of purchase are due in one year or less.